Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 165,600,000.00
Previously Paid Amount	20,998.43
Total Fee Amount	24,809.99
Total Offset Amount	0.00
Net Fee	$ 3,811.56